1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Security	Shares	Value
Common Stocks ― 63.9%
Communication Services ― 5.3%
Alphabet Inc., Class A*	204,140	$19,525,991
Meta Platforms Inc., Class A*	32,074	4,351,800
Netflix Inc.*	24,205	5,698,825
Walt Disney Co/The*	72,254	6,815,720
Total Communication Services		36,392,336

Consumer Discretionary ― 5.9%
Amazon.com Inc.*	150,420	16,997,460
Chipotle Mexican Grill Inc.*	3,492	5,247,638
Home Depot Inc./The	32,955	9,093,603
TJX Cos. Inc.	150,686	9,360,614
Total Consumer Discretionary		40,699,315

Consumer Staples ― 5.0%
Costco Wholesale Corp.	23,693	11,189,493
Darling International Inc.*	81,386	5,383,684
Estee Lauder Cos. Inc., Class A	36,187	7,812,773
PepsiCo Inc.	62,592	10,218,770
Total Consumer Staples		34,604,720

Financials ― 8.3%
Bank of America Corp.	354,768	10,713,994
Charles Schwab Corp.	151,670	10,900,523
Chubb Limited	58,287	10,601,240
CME Group Inc.	44,319	7,850,224
Hannon Armstrong Sustainable Infrastructure Capital Inc.	162,574	4,865,840
Truist Financial Corp.	272,363	11,858,685
Total Financials		56,790,506

Health Care ― 12.2%
AstraZeneca PLC	142,302	7,803,842
Boston Scientific Corp.*	276,123	10,694,244
Danaher Corp.	48,348	12,487,805
Eli Lilly & Co.	40,022	12,941,114
IQVIA Holdings Inc.*	54,782	9,923,211
Thermo Fisher Scientific Inc.	26,054	13,214,328
UnitedHealth Group Inc.	32,501	16,414,305
Total Health Care		83,478,849

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)

Security	Shares	Value
Industrials ― 6.1%
Advanced Drainage Systems Inc.	80,849	$10,055,190
Cintas Corp.	23,215	9,011,831
Eaton Corp. PLC	63,152	8,421,951
Old Dominion Freight Line Inc.	19,247	4,788,076
Trex Co. Inc.*	87,361	3,838,643
Union Pacific Corp.	29,266	5,701,602
Total Industrials		41,817,293

Information Technology ― 17.1%
Adobe Systems Inc.*	22,840	6,285,568
Apple Inc.	187,597	25,925,905
Broadcom Inc.	16,116	7,155,665
Intuit Inc.	15,250	5,906,630
Microsoft Corp.	112,544	26,211,498
NVIDIA Corp.	50,798	6,166,369
Palo Alto Networks Inc.*	54,453	8,918,857
PayPal Holdings Inc.*	47,811	4,115,093
QUALCOMM Inc.	47,005	5,310,625
Salesforce.com Inc.*	43,782	6,297,603
SolarEdge Technologies Inc.*	30,083	6,963,011
Visa Inc., Class A	46,468	8,255,040
Total Information Technology		117,511,864

Materials ― 0.5%
Steel Dynamics Inc.	45,454	3,224,961
Total Materials		3,224,961

Real Estate Investment Trusts (REITs) ― 2.0%
Crown Castle International Corp.	44,782	6,473,238
Prologis Inc.	73,866	7,504,786
Total Real Estate Investment Trusts (REITs)		13,978,024

Utilities ― 1.5%
American Water Works Co. Inc.	80,183	10,436,619
Total Utilities		10,436,619

Total Common Stocks (Cost ― $372,626,814)		438,934,487

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Asset Backed Securities ― 0.5%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/2026	$3,800,000	$3,643,815
Total Asset Backed Securities (Cost ― $3,799,735)				3,643,815

Collateralized Mortgage Obligations ― 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/2041	25,982	25,209
Total Collateralized Mortgage Obligations (Cost ― $26,241)				25,209

Corporate Bonds ― 20.0%
Communication Services ― 2.1%
Alphabet Inc.	0.450%	8/15/2025	1,500,000	1,346,588
AT&T Inc.	0.900%	3/25/2024	2,730,000	2,584,361
AT&T Inc.	2.300%	6/1/2027	1,350,000	1,182,474
AT&T Inc.	4.350%	3/1/2029	465,000	434,961
AT&T Inc.	2.750%	6/1/2031	1,250,000	1,002,170
Comcast Corp.	3.375%	2/15/2025	210,000	203,034
Comcast Corp.	5.650%	6/15/2035	600,000	594,950
Verizon Communications Inc.	4.329%	9/21/2028	777,000	732,318
Verizon Communications Inc.	3.875%	2/8/2029	410,000	374,713
Verizon Communications Inc.	1.750%	1/20/2031	1,325,000	995,421
Verizon Communications Inc.	4.500%	8/10/2033	350,000	315,811
Verizon Communications Inc.	5.250%	3/16/2037	335,000	313,827
Walt Disney Co/The	1.750%	1/13/2026	1,550,000	1,405,419
Walt Disney Co/The	2.200%	1/13/2028	3,215,000	2,804,715
Total Communication Services				14,290,762

Consumer Discretionary ― 3.2%
Amazon.com Inc.	0.250%	5/12/2023	3,650,000	3,566,272
California Endowment/The	2.498%	4/1/2051	1,700,000	1,087,255
Ford Foundation/The	2.415%	6/1/2050	1,000,000	620,943
Home Depot Inc./The	1.500%	9/15/2028	1,900,000	1,576,640
Honda Motor Co. Ltd.	2.271%	3/10/2025	6,150,000	5,789,132
Lowe’s Cos. Inc.	1.300%	4/15/2028	2,100,000	1,698,493
Starbucks Corp.	2.450%	6/15/2026	250,000	229,629
Starbucks Corp.	2.250%	3/12/2030	1,255,000	1,016,652
Target Corp.	4.500%	9/15/2032	3,350,000	3,191,645
Toyota Motor Credit Corp.	1.350%	8/25/2023	740,000	718,835
Toyota Motor Credit Corp.	1.125%	6/18/2026	965,000	845,618
Whirlpool Corp.	2.400%	5/15/2031	1,775,000	1,362,461
Total Consumer Discretionary				21,703,575

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Consumer Staples ― 0.9%
Archer-Daniels-Midland Co.	2.900%	3/1/2032	$3,000,000	$2,538,000
PepsiCo Inc.	3.900%	7/18/2032	1,200,000	1,110,440
PepsiCo Inc.	3.500%	3/19/2040	575,000	468,068
Walmart Inc.	1.800%	9/22/2031	2,700,000	2,148,690
Total Consumer Staples				6,265,198

Financials ― 5.7%
Affiliated Managers Group Inc.	3.300%	6/15/2030	755,000	624,486
Allstate Corp./The	1.450%	12/15/2030	1,345,000	1,017,225
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/2025	1,650,000	1,502,791
Bank of America Corp.(effective 12/6/2024, US SOFR + 0.650%)(a)	1.530%	12/6/2025	4,425,000	4,051,340
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.810%)(a)	3.366%	1/23/2026	550,000	521,655
Bank of America Corp. (3M US LIBOR + 0.760%)(b)	4.053%	9/15/2026	1,602,000	1,555,960
Bank of America Corp.	4.183%	11/25/2027	525,000	487,334
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/2037	2,515,000	1,878,496
Bank of New York Mellon Corp./The	1.600%	4/24/2025	415,000	383,824
BlackRock Inc.	3.250%	4/30/2029	455,000	409,867
BlackRock Inc.	2.400%	4/30/2030	710,000	587,398
Boston Properties LP	4.500%	12/1/2028	1,335,000	1,230,937
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/2024	2,200,000	2,090,653
Citigroup Inc.	5.500%	9/13/2025	325,000	324,332
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/2025	690,000	631,010
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%)(a)	2.572%	6/3/2031	1,500,000	1,181,465
Goldman Sachs Group Inc.	3.500%	11/16/2026	1,830,000	1,691,111
Goldman Sachs Group Inc.	2.600%	2/7/2030	1,250,000	1,009,354
Host Hotels & Resorts LP	3.375%	12/15/2029	1,600,000	1,297,873
Intercontinental Exchange Inc.	3.750%	12/1/2025	500,000	482,715
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/2024	2,000,000	1,908,474
MetLife Inc.	4.550%	3/23/2030	660,000	632,227
PNC Financial Services Group Inc.	2.200%	11/1/2024	975,000	927,407
Prudential Financial Inc.	1.500%	3/10/2026	1,570,000	1,406,289
Royal Bank of Canada	1.150%	7/14/2026	3,500,000	3,022,894
Simon Property Group LP	3.375%	12/1/2027	510,000	461,211
State Street Corp.	3.700%	11/20/2023	370,000	366,782
State Street Corp.	3.550%	8/18/2025	360,000	348,018
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/2034	1,000,000	827,372
Toronto-Dominion Bank	1.150%	6/12/2025	1,175,000	1,057,366
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/2027	2,675,000	2,329,833
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/2025	3,300,000	3,056,056
Total Financials				39,303,755

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Health Care ― 1.9%
AbbVie Inc.	4.250%	11/14/2028	$600,000	$564,336
AbbVie Inc.	4.400%	11/6/2042	1,120,000	931,175
Amgen Inc.	3.000%	2/22/2029	3,475,000	3,043,947
Anthem Inc.	2.875%	9/15/2029	1,530,000	1,307,612
Bristol-Myers Squibb Co.	3.900%	2/20/2028	365,000	348,307
Bristol-Myers Squibb Co.	3.400%	7/26/2029	725,000	659,745
Bristol-Myers Squibb Co.	1.450%	11/13/2030	1,580,000	1,220,057
CVS Health Corp.	3.875%	7/20/2025	910,000	883,357
CVS Health Corp.	4.780%	3/25/2038	345,000	303,171
Evernorth Health Inc.	3.050%	11/30/2022	600,000	598,712
Gilead Sciences Inc.	1.650%	10/1/2030	1,700,000	1,305,515
Gilead Sciences Inc.	4.600%	9/1/2035	320,000	289,825
UnitedHealth Group Inc.	2.000%	5/15/2030	1,600,000	1,288,945
UnitedHealth Group Inc.	3.500%	8/15/2039	515,000	406,320
Total Health Care				13,151,024

Industrials ― 0.8%
Allegion US Holding Co Inc.	5.411%	7/1/2032	2,300,000	2,136,093
Johnson Controls International PLC	1.750%	9/15/2030	2,225,000	1,722,081
Xylem Inc/NY	1.950%	1/30/2028	1,785,000	1,510,188
Total Industrials				5,368,362

Information Technology ― 2.8%
Adobe Systems Inc.	2.150%	2/1/2027	850,000	768,028
Apple Inc.	2.850%	2/23/2023	575,000	572,578
Autodesk Inc.	2.400%	12/15/2031	3,775,000	2,941,200
Fortinet Inc.	1.000%	3/15/2026	2,185,000	1,884,264
Jabil Inc.	4.250%	5/15/2027	2,515,000	2,348,087
Mastercard Inc.	3.300%	3/26/2027	1,350,000	1,270,281
Mastercard Inc.	1.900%	3/15/2031	4,000,000	3,195,081
Microsoft Corp.	4.200%	11/3/2035	565,000	535,240
NVIDIA Corp.	0.584%	6/14/2024	3,115,000	2,912,790
QUALCOMM Inc. (3M US LIBOR + 0.730%)(b)	3.536%	1/30/2023	340,000	340,545
QUALCOMM Inc.	3.450%	5/20/2025	500,000	484,510
Salesforce.com Inc.	1.500%	7/15/2028	2,135,000	1,795,256
Total Information Technology				19,047,860

Materials ― 0.0%
Nutrien Ltd.	4.200%	4/1/2029	425,000	393,655
Total Materials				393,655

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Real Estate Investment Trusts (REITs) ― 1.0%
Crown Castle International Corp.	1.050%	7/15/2026	$2,050,000	$1,734,777
Prologis LP	2.250%	4/15/2030	1,620,000	1,325,105
Prologis LP	1.250%	10/15/2030	3,000,000	2,238,450
Welltower Inc.	2.700%	2/15/2027	1,600,000	1,431,655
Total Real Estate Investment Trusts (REITs)				6,729,987

Utilities ― 1.6%
Avangrid Inc.	3.800%	6/1/2029	650,000	578,491
DTE Electric Co.	1.900%	4/1/2028	2,145,000	1,828,451
DTE Electric Co.	4.050%	5/15/2048	1,480,000	1,209,269
Duke Energy Florida LLC	2.400%	12/15/2031	3,225,000	2,566,507
Georgia Power Co.	3.250%	4/1/2026	345,000	323,900
MidAmerican Energy Co.	3.650%	4/15/2029	1,375,000	1,269,096
NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	2,720,000	2,256,023
Public Service Co of Colorado	3.200%	3/1/2050	520,000	365,347
Union Electric Co.	2.625%	3/15/2051	1,280,000	790,509
Total Utilities				11,187,593

Total Corporate Bonds (Cost ― $160,043,856)				137,441,771

Foreign Government Agency Issues ― 0.5%
International Bank for Reconstruction & Development	0.625%	4/22/2025	1,620,000	1,475,422
International Bank for Reconstruction & Development	3.125%	11/20/2025	930,000	897,827
International Finance Corp.	2.000%	10/24/2022	785,000	784,487
Total Foreign Government Agency Issues (Cost ― $3,329,271)				3,157,736

Mortgage Backed Securities ― 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	47,461	44,881
Gold Pool A35826	5.000%	7/1/2035	22,438	21,958
Gold Pool G08112	6.000%	2/1/2036	40,399	41,768
Gold Pool G02564	6.500%	1/1/2037	16,751	17,296
Gold Pool G08179	5.500%	2/1/2037	12,614	13,068
Gold Pool A65694	6.000%	9/1/2037	12,967	13,270
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	9	9
Pool 808156	4.500%	2/1/2035	6,323	6,077
Pool 891596	5.500%	6/1/2036	444	458
Pool 190375	5.500%	11/1/2036	2,268	2,347
Pool 916386	6.000%	5/1/2037	11,993	12,344
Pool 946594	6.000%	9/1/2037	18,521	19,526

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 0.7% (Continued)
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/2034	$215,849	$200,788
Gold Pool MA6572	3.000%	4/20/2035	479,911	447,226
Gold Pool MA6740	2.500%	8/20/2035	751,076	680,064
Gold Pool 550763X	5.000%	12/15/2035	60,723	61,344
Gold Pool 003922M	7.000%	11/20/2036	11,069	11,872
Gold Pool MA3873	3.000%	8/20/2046	904,418	811,010
Gold Pool MA6409	3.000%	1/20/2050	540,751	482,640
Gold Pool 2020-194	1.000%	6/16/2062	2,073,471	1,674,992
Total Mortgage Backed Securities (Cost ― $5,277,677)				4,562,938

U.S. Government & Agency Obligations ― 9.4%
Federal Home Loan Bank (FHLB)	3.250%	11/16/2028	2,125,000	2,030,064
Federal Home Loan Bank (FHLB)	5.500%	7/15/2036	125,000	139,714
Federal Home Loan Mortgage Corp. (FHLMC)	6.750%	9/15/2029	115,000	133,951
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/2032	380,000	442,291
Federal National Mortgage Association (FNMA)	0.500%	11/7/2025	2,200,000	1,960,107
Federal National Mortgage Association (FNMA)	0.750%	10/8/2027	2,270,000	1,930,899
Federal National Mortgage Association (FNMA)	6.250%	5/15/2029	985,000	1,109,966
Federal National Mortgage Association (FNMA)	0.875%	8/5/2030	8,670,000	6,788,718
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	353,953
United States Treasury Bonds	7.625%	11/15/2022	850,000	854,357
United States Treasury Bonds	7.125%	2/15/2023	325,000	328,865
United States Treasury Bonds	6.250%	8/15/2023	550,000	559,563
United States Treasury Bonds	7.500%	11/15/2024	1,105,000	1,178,012
United States Treasury Bonds	7.625%	2/15/2025	390,000	419,402
United States Treasury Bonds	6.875%	8/15/2025	100,000	106,957
United States Treasury Bonds	6.750%	8/15/2026	90,000	98,364
United States Treasury Bonds	6.500%	11/15/2026	135,000	146,965
United States Treasury Bonds	6.125%	11/15/2027	675,000	737,464
United States Treasury Bonds	5.500%	8/15/2028	335,000	359,994
United States Treasury Bonds	3.500%	2/15/2039	573,000	545,917
United States Treasury Bonds	4.375%	11/15/2039	204,000	215,547
United States Treasury Notes	2.125%	11/30/2024	2,000,000	1,912,969
United States Treasury Notes	2.500%	1/31/2025	10,300,000	9,900,473
United States Treasury Notes	3.000%	10/31/2025	905,000	873,148
United States Treasury Notes	2.625%	1/31/2026	1,625,000	1,545,083
United States Treasury Notes	2.125%	5/31/2026	6,700,000	6,233,617
United States Treasury Notes	1.500%	8/15/2026	2,110,000	1,909,632
United States Treasury Notes	2.000%	11/15/2026	3,375,000	3,101,572
United States Treasury Notes	2.250%	11/15/2027	2,200,000	2,014,977
United States Treasury Notes	2.750%	2/15/2028	1,630,000	1,527,679
United States Treasury Notes	2.875%	5/15/2028	3,500,000	3,292,598

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)(Continued)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― 9.4% (Continued)
United States Treasury Notes	2.875%	8/15/2028	$5,300,000	$4,975,996
United States Treasury Notes	3.125%	11/15/2028	2,900,000	2,757,492
United States Treasury Notes	1.500%	2/15/2030	4,670,000	3,966,034
Total U.S. Government & Agency Obligations (Cost ― $72,395,804)				64,452,340

Short-Term Investment ― 4.9%
Fidelity Investments Money Market — Government Portfolio - Class I(c)	2.740%		33,966,691	33,966,691
Total Short Term Investment (Cost ― $33,966,691)				33,966,691

Total Investments ― 99.9% (Cost ― $651,466,089)				686,184,987
Other Assets in Excess of Liabilities ― 0.1%				1,018,110
Total Net Assets ― 100.0%				$687,203,097

Notes:
*	Non-income producing security.
(a)	Fixed to floating rate. Effective date of change and formula disclosed.
(b)	Variable rate security. Reference rate and spread are included in the description.
(c)	The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:
CMT - Constant Maturity Treasury Rate
LIBOR — London Inter-Bank Offered Rate
LLC — Limited Liability Corporation
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1919 Socially Responsive Balanced Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Adviser” or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 SOCIALLY RESPONSIVE BALANCED FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$438,934,487	$-	$-	$438,934,487
Asset Backed Securities	-	3,643,815	-	3,643,815
Collateralized Mortgage Obligations	-	25,209	-	25,209
Corporate Bonds	-	137,441,771	-	137,441,771
Foreign Government Agency Issues	-	3,157,736	-	3,157,736
Mortgage-Backed Securities	-	4,562,938	-	4,562,938
U.S. Government & Agency Obligations	-	64,452,340	-	64,452,340
Total long-term investments	$438,934,487	$213,283,809	$-	$652,218,296
Short-term investments	33,966,691	-	-	33,966,691
Total investments	$472,901,178	$213,283,809	$-	$686,184,987

* See Schedule of Investments for additional detailed categorizations.